Annual Fund Operating Expenses ((WFA Income Funds - R6), (Wells Fargo Advantage Short Duration Government Bond Fund), Class R6)	0 Months Ended
Jan. 01, 2013
(WFA Income Funds - R6) | (Wells Fargo Advantage Short Duration Government Bond Fund) | Class R6
Operating Expenses:
Management Fees	0.32%
Distribution (12b-1) Fees	none
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.44%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.38% [1]

[1]	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.37% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.